Financial risk management and fair values - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ 255,405	¥ 277,941
United States Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	307,284	189,003
United States Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	51,247	173,001
United States Dollars | Term deposits
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	7,480	359
United States Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(110,606)	(84,422)
Euros
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	63,696	130,449
Euros | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	22,704	43,965
Euros | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	61,137	93,281
Euros | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(20,145)	(6,797)
Great British Pound
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	27,027
Great British Pound | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	27,194
Great British Pound | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	5
Great British Pound | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(172)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	17,991	54,278
Hong Kong Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	25,326	66,782
Hong Kong Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	4,804	2,112
Hong Kong Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(12,139)	(14,616)
Singapore Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	7,087
Singapore Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	7,087
Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	4,052	3,312
Renminbi | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	574
Renminbi | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	4,084	8,928
Renminbi | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(606)	(5,616)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	7,829	1,190
Other currencies | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,849	18
Other currencies | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	5,461	1,687
Other currencies | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ (481)	¥ (515)